FIS Christian Stock Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Aerospace & Defense - 0.8%
Huntington Ingalls Industries, Inc.	1,650	$466,570

Automobile Components - 0.8%
Gentex Corp.	15,690	491,568

Automobiles - 0.1%
Dr. Ing. h.c.F. Porsche AG - ADR	9,900	77,319

Banks - 1.8%
Danske Bank AS - ADR	10,025	157,593
HDFC Bank Ltd. - ADR	11,331	692,438
Sumitomo Mitsui Financial Group, Inc. - ADR	15,075	199,442
		1,049,473

Biotechnology - 0.4%
BioMarin Pharmaceutical, Inc. (a)	2,462	224,559

Capital Markets - 4.1%
Blue Owl Capital, Inc. - Class A	32,800	578,592
FactSet Research Systems, Inc.	2,010	849,908
Intercontinental Exchange, Inc.	6,300	1,017,765
		2,446,265

Commercial Services & Supplies - 3.7%
GFL Environmental, Inc.	32,969	1,427,888
Republic Services, Inc.	3,572	743,726
		2,171,614

Construction Materials - 2.4%
Holcim AG (a)	74,440	1,432,970

Consumer Staples Distribution & Retail - 4.1%
Casey's General Stores, Inc.	4,020	1,456,486
Costco Wholesale Corp.	1,075	959,309
		2,415,795

Containers & Packaging - 2.0%
Graphic Packaging Holding Co.	40,200	1,203,186

Diversified Consumer Services - 1.0%
Grand Canyon Education, Inc. (a)	4,250	616,292

Diversified Telecommunication Services - 2.2%
Cellnex Telecom SA - ADR	19,900	384,866
Cogent Communications Holdings, Inc.	13,065	914,289
		1,299,155

Electronic Equipment, Instruments & Components - 0.7%
Trimble, Inc. (a)	7,050	399,665

Energy Equipment & Services - 2.9%
SBM Offshore NV	57,973	1,095,392
Tenaris SA - ADR	20,527	609,447
		1,704,839

Financial Services - 2.5%
Corpay, Inc. (a)	2,266	715,036
Equitable Holdings, Inc.	17,700	752,604
		1,467,640

Food Products - 1.3%
Bunge Global SA	7,450	755,281

Ground Transportation - 2.1%
Canadian Pacific Kansas City Ltd.	7,035	583,483
Old Dominion Freight Line, Inc.	3,346	645,109
		1,228,592

Health Care Equipment & Supplies - 5.1%
Dexcom, Inc. (a)	3,700	256,558
Edwards Lifesciences Corp. (a)	6,633	464,045
Intuitive Surgical, Inc. (a)	3,451	1,700,066
Stryker Corp.	1,650	594,693
		3,015,362

Health Care Providers & Services - 3.8%
Chemed Corp.	1,809	1,060,382
HCA Healthcare, Inc.	3,075	1,216,439
		2,276,821

Hotels, Restaurants & Leisure - 1.0%
Domino's Pizza, Inc.	1,462	605,575

Household Durables - 5.3%
Lennar Corp. - Class A	6,100	1,110,566
Toll Brothers, Inc.	14,307	2,061,209
		3,171,775

Household Products - 0.7%
Energizer Holdings, Inc.	13,350	432,540

Insurance - 3.6%
Aflac, Inc.	7,682	847,785
AIA Group Ltd. - ADR	20,141	571,803
Everest Re Group Ltd.	1,862	730,351
		2,149,939

IT Services - 1.1%
Cognizant Technology Solutions Corp. - Class A	8,488	660,112

Leisure Products - 0.0%(b)
Polaris, Inc.	56	4,740

Life Sciences Tools & Services - 1.3%
Danaher Corp.	2,889	778,037

Machinery - 2.5%
AGCO Corp.	4,423	402,670
Oshkosh Corp.	4,010	432,719
Parker-Hannifin Corp.	1,025	615,205
		1,450,594

Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	12,150	538,002

Multi-Utilities - 1.2%
Engie SA - ADR	41,224	724,306

Oil, Gas & Consumable Fuels - 2.0%
ConocoPhillips	5,511	627,096
EOG Resources, Inc.	4,229	544,780
		1,171,876

Pharmaceuticals - 1.3%
Zoetis, Inc.	4,235	777,080

Professional Services - 2.5%
FTI Consulting, Inc. (a)	3,162	721,916
RELX PLC - ADR	16,281	759,672
		1,481,588

Semiconductors & Semiconductor Equipment - 8.3%
Broadcom, Inc.	4,216	686,449
NVIDIA Corp.	21,750	2,596,297
ON Semiconductor Corp. (a)	12,308	958,424
Skyworks Solutions, Inc.	6,506	712,993
		4,954,163

Software - 7.9%
Check Point Software Technologies Ltd. (a)	5,428	1,044,890
Datadog, Inc. - Class A (a)	4,650	540,609
Palo Alto Networks, Inc. (a)	5,268	1,910,809
ServiceNow, Inc. (a)	1,415	1,209,825
		4,706,133

Specialty Retail - 3.6%
Lowe's Cos., Inc.	4,633	1,151,300
Valvoline, Inc. (a)	23,559	994,190
		2,145,490

Technology Hardware, Storage & Peripherals - 4.3%
FUJIFILM Holdings Corp. - ADR	63,486	849,100
Logitech International SA	9,482	862,957
NetApp, Inc.	6,840	825,724
		2,537,781

Trading Companies & Distributors - 1.6%
United Rentals, Inc.	1,250	926,575

Wireless Telecommunication Services - 0.6%
Tele2 AB - Class B	33,165	377,289
TOTAL COMMON STOCKS (Cost $42,420,570)		54,336,561

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
American Tower Corp.	2,412	540,433
Americold Realty Trust, Inc.	15,350	445,150
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $916,955)		985,583

SHORT-TERM INVESTMENTS - 6.6%	Shares	Value
Money Market Funds - 6.6%
First American Treasury Obligations Fund - Class X, 5.18% (c)	3,890,501	3,890,501
TOTAL SHORT-TERM INVESTMENTS (Cost $3,890,501)		3,890,501

TOTAL INVESTMENTS - 99.7% (Cost $47,228,026)		59,212,645
Other Assets in Excess of Liabilities - 0.3%		178,919
TOTAL NET ASSETS - 100.0%		$59,391,564

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

NEOS ETF Trust
FIS Christian Stock Fund
Notes to Quarterly Schedule of Investments
August 31, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$54,336,561	$–	$–	$54,336,561
Real Estate Investment Trusts	985,583	–	–	985,583
Money Market Funds	3,890,501	–	–	3,890,501
Total Investments	$59,212,645	$–	$–	$59,212,645

Refer to the Schedule of Investments for further disaggregation of investment categories.

FIS Christian Stock Fund invested, as a percentage of net assets, in the following countries as of August 31, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of August 31, 2024
(% of Net Assets)
United States	$46,631,439	78.4%
Switzerland	2,295,927	3.9
Canada	2,011,371	3.4
Netherlands	1,095,392	1.9
Japan	1,048,542	1.8
Israel	1,044,890	1.7
United Kingdom	759,672	1.3
Bermuda	730,351	1.2
France	724,306	1.2
India	692,438	1.2
Luxembourg	609,447	1.0
Hong Kong	571,803	1.0
Spain	384,866	0.7
Sweden	377,289	0.6
Denmark	157,593	0.3
Germany	77,319	0.1
Other Assets in Excess of Liabilities	178,919	0.3
	$59,391,564	100.0%

Sector Classification as of August 31, 2024
(% of Net Assets)
Information Technology	$13,257,854	22.3%
Industrials	7,725,533	13.2
Financials	7,113,317	12.0
Consumer Discretionary	7,112,759	11.8
Health Care	7,071,859	11.9
Consumer Staples	3,603,616	6.1
Materials	3,174,158	5.3
Energy	2,876,715	4.9
Communication Services	1,676,444	2.8
Real Estate	985,583	1.6
Utilities	724,306	1.2
Money Market Funds	3,890,501	6.6
Other Assets in Excess of Liabilities	178,919	0.3
	$59,391,564	100.0%